Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,687,221.36
Previously Paid Amount	0
Total Fee Amount	1,199.71
Total Offset Amount	0
Net Fee	1,199.71
Narrative - Max Aggregate Offering Price	$ 8,687,221.36
Final Prospectus	true